Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 18 — Subsequent Events

On April 2, 2026, the Company’s board of directors approved a reverse stock split of its Class A common stock and Class B common stock at a ratio of 1-for-10 (the “Reverse Stock Split”). The Reverse Stock Split became effective at 4:00 p.m. Eastern Time on April 6, 2026, and the Company’s Class A common stock began trading on a post-split adjusted basis on April 7, 2026. The number of authorized shares and par value per share were not adjusted as a result of the Reverse Stock Split. All references to shares, options to purchase common stock, share amounts, per share amounts, and related information contained in the condensed consolidated financial statements have been retrospectively adjusted to reflect the effect of the Reverse Stock Split for all periods presented. The shares of common stock underlying outstanding stock options and other equity instruments, other than outstanding warrants, were proportionately reduced and the respective exercise prices, if applicable, were proportionately increased in accordance with the terms of the agreements governing such securities. The number of warrants outstanding was not reduced as a result of the Reverse Stock Split. Rather, of the applicable warrant agreements, the number of shares of common stock issuable upon exercise of each outstanding warrant was proportionately reduced such that each warrant is exercisable for 1/10th of one share of common stock following the Reverse Stock Split, and the applicable exercise prices were proportionately increased, as applicable. Accordingly, the number of warrants outstanding has not been retrospectively adjusted or recast in the condensed consolidated financial statements. No fractional shares were issued in connection with the Reverse Stock Split, and cash was paid in lieu of fractional shares.

On May 13, 2026, the Company entered into a First Amendment to the Securities Purchase Agreement and Senior Secured Convertible Note (the “First Amendment”) with Leviston Resources, LLC (“Leviston”), amending the Senior Secured Convertible Note originally issued on March 31, 2026 (the “Original Note”). Pursuant to the First Amendment, Leviston advanced an additional $833 to the Company, increasing the total funded amount under the Original Note to $3,333. The First Amendment increased the aggregate principal amount of the Original Note, inclusive of a 16.667% original issue discount, from $3,000 to $4,000. Interest on the incremental $1,000 of principal created by the First Amendment commenced accruing on May 13, 2026; interest on the original $3,000 principal continues to accrue in accordance with the terms of the Original Note as in effect immediately prior to May 13, 2026. The Company intends to use the proceeds for working capital and general corporate purposes.

On May 13, 2026, the Company entered into an Investor Rights Agreement (the “IRA”) with Leviston, in connection with the Senior Secured Convertible Note originally entered into on March 31, 2026 and amended pursuant to the First Amendment described above. Pursuant to the IRA, the Company granted Leviston the right, but not the obligation, to purchase one or more additional senior secured convertible notes (each, an “Additional Note”) from the Company during the seven-month period commencing May 13, 2026 and ending December 13, 2026, in an aggregate principal amount not to exceed $4,000, with a corresponding maximum aggregate cash subscription amount of approximately $3,333, reflecting the same 16.667% original issue discount as the Original Note. Each Additional Note will be issued in minimum tranches of $300 of principal, will bear interest at 10% per annum (18% upon an event of default), will mature four months from its respective issuance date, and will be convertible into shares of the Company’s Class A Common Stock at a price equal to the lesser of (i) the closing price of the Common Stock on the applicable issuance date and (ii) 85% of the lowest 8-day volume-weighted average price immediately prior to and including the date of the applicable conversion notice. Any Additional Notes issued under the IRA will constitute senior secured indebtedness of the Company ranking pari passu with, and secured by the same collateral as, the Original Note. The Company intends to use any proceeds from exercises of the Investment Right for working capital and general corporate purposes.

On May 18, 2026, the Company satisfied in full the entire $4,000 of outstanding principal under the Original Note, together with all accrued interest thereon, through the conversion of such amounts into an aggregate of 2,500,000 shares of Common Stock. Upon such full satisfaction, the Original Note, the Securities Purchase Agreement, dated March 31, 2026, between the Company and Leviston (as amended by the First Amendment), and the Registration Rights Agreement, dated March 31, 2026, between the Company and Leviston, terminated in accordance with their terms.

On May 19, 2026, the Company entered into a Securities Purchase Agreement (the “May 2026 Purchase Agreement”) with Kips Bay Select, LP (“Kips”), pursuant to which the Company agreed to sell to Kips (i) 2,000 shares of Series A 10% Convertible Preferred Stock (the “Preferred Shares”) for aggregate gross proceeds of $2,400, and (ii) a Preferred Stock Purchase Warrant (the “Warrant”) to purchase up to an additional 6,000 shares of Series A 10% Convertible Preferred Stock at an exercise price of $1,000 per share. Kips funded $2,000, reflecting an original issue discount of $400, and $25 was withheld for legal fees, resulting in net proceeds to the Company of $1,975. Dividends are payable in cash, or at the Company’s option, Preferred Shares. The Preferred Shares and any shares issued upon exercise of the Preferred Warrant are convertible into shares of our Class A Common Stock in accordance with the terms of the Certificate of Designation of Preferences, Rights and Limitations of Series A 10% Convertible Preferred Stock (the “COD”). In connection with the transaction, on May 19, 2026, we also entered into a Registration Rights Agreement with Kips (the “Registration Rights Agreement”) pursuant to which we agreed to register the resale of shares of Class A Common Stock issuable upon conversion of the Preferred Shares and upon exercise of the Preferred Warrant.

Note 21 — Subsequent Events

At the Market Offering Agreement

On October 21, 2025, the Company entered into an At The Market Offering Agreement (the “ATM Agreement”) with Roth Capital Partners, LLC (“Manager”) under which the Company may offer and sell, from time to time at its sole discretion, up to $15,800 in shares of its Class A Common Stock through the Manager acting in its capacity as its sales agent.

Pursuant to the ATM Agreement, sales of the Common Stock, if any, will be made under the Company’s effective Registration Statement on Form S-3 (File No. 333-284351), previously filed with the Securities and Exchange Commission on January 17, 2025 and declared effective on January 24, 2025, and the prospectus supplement relating to this offering for up to $15,800 in shares of its Common Stock, filed on October 21, 2025 by any method that is deemed to be an “at the market offering” as defined in Rule 415(a)(4) under the Securities Act of 1933, as amended, including privately negotiated and block transactions. The Manager will use commercially reasonable efforts consistent with its normal trading and sales practices and applicable state and federal law, rules and regulations and the rules of The Nasdaq Capital Market to sell the Common Stock from time to time, based upon instructions from the Company (including any price, time or size limits or other customary parameters or conditions the Company may impose). The Company will pay the Manager a commission of three percent of the gross sales proceeds of any Common Stock sold through the Manager under the ATM Agreement, and also has provided the Manager with customary indemnification rights. The Company also reimbursed the Manager for certain expenses in connection with entering into the ATM Agreement.

The Company intends to use the net proceeds from the offering for working capital purposes. The amount and timing of the proceeds the Company receives from the sale of its Class A Common Stock pursuant to the ATM Agreement, if any, will depend on a number of factors, including the numbers of shares the Company may elect to sell, the timing of such sales and the future market price of the Company’s Class A Common stock.

Modification of Warrants

On October 24, 2025, the Company entered into amendments to the PIPE Common Warrants, the Common Warrants and the Inducement Warrants, which comprise warrants to purchase an aggregate of 1,337,547 shares of the Company’s Class A Common Stock. The amendments revise certain terms of the warrants with the objective that, under the applicable guidance in ASC 480 and ASC 815, the warrants are expected to be equity-classified financial instruments. The amendments did not affect any terms of the warrants that are inputs into the estimation of the fair value of warrants under the Black-Scholes option pricing model, which the Company uses to estimate the fair value of warrants. As part of these amendments, the Company issued the warrant holder an additional warrant to purchase 100,000 shares of Class A Common Stock on the same terms as the Inducement Warrant, including an exercise price of $10.80 per share.

Settlement of Liabilities

In October 2025, the Company executed exchange agreements with two vendors, pursuant to which the Company issued 47,795 shares of its Class A Common Stock in exchange for the cancellation of $405 of obligations.

Also in October 2025, the Company executed an exchange agreement with the holder of a note payable, pursuant to which the Company issued 68,789 shares of its Class A Common Stock in exchange for the cancellation of the note payable and accrued interest of $511.

Borrowings

In November 2025, the Company amended a note payable with an unaffiliated investor to increase the borrowings thereunder, for net proceeds of $112. Amounts owed under this note are payable in weekly installments through May, 2027.

In November and December 2025, the Company entered into two amended agreements for the sale of future receipts, wherein the Company sold future receipts totaling $1,966 for net proceeds of $806. Amounts owed under these agreements are payable in weekly installments through July, 2026.

In December 2025, the Company issued a $1,100 promissory note for net proceeds of $800. The $1,100 principal amount of the promissory note will be payable, without interest, in June 2027.

Issuance of Class A Common Stock

On January 6, 2026, the Company entered into certain securities purchase agreements with unrelated investors relating to a public offering of 3,000,000 shares of its Class A Common Stock at a price to the public of $2.00 per share (the “Offering”). In connection with the Offering, the Company entered into a placement agency agreement, pursuant to which the Company agreed to pay the placement agent a cash placement fee equal to 8.0% of the aggregate gross proceeds raised in the Offering. Subject to certain conditions, the Company also agreed to reimburse the placement agent up to 1.0% of the gross proceeds raised in the Offering for non-accountable expenses and up to $100 for fees and expenses of legal counsel and other out-of-pocket expenses. The Company also agreed to indemnify the placement agent against certain liabilities, including liabilities under the Securities Act of 1933, as amended, or to contribute to payments that the placement agent may be required to make in respect of those liabilities. The net proceeds to the Company from the Offering were approximately $5,135, after deducting placement agent fees and commissions and other estimated offering expenses payable by the Company.

Reverse Stock Split

On April 2, 2026, the Company’s board of directors approved a reverse stock split of its Class A common stock and Class B common stock at a ratio of 1-for-10 (the “Reverse Stock Split”). The Reverse Stock Split became effective at 4:00 p.m. Eastern Time on April 6, 2026, and the Company’s Class A common stock began trading on a post-split adjusted basis on April 7, 2026. The number of authorized shares and par value per share were not adjusted as a result of the Reverse Stock Split. All references to shares, options to purchase common stock, share amounts, per share amounts, and related information contained in the consolidated financial statements have been retrospectively adjusted to reflect the effect of the Reverse Stock Split for all periods presented. The shares of common stock underlying outstanding stock options and other equity instruments, other than outstanding warrants, were proportionately reduced and the respective exercise prices, if applicable, were proportionately increased in accordance with the terms of the agreements governing such securities. As the Legacy Mobix shares converted on a one for one basis to Class A Common Stock of the Company during the Merger, the number of Chavant shares outstanding immediately prior to the Merger have also been recast such that the total shares of Class A Common Stock disclosed at the time of the Merger close reflects the impact of the Reverse Stock Split on a consistent basis. The number of warrants outstanding was not reduced as a result of the Reverse Stock Split. Rather, in accordance with the terms of the applicable warrant agreements, the number of shares of common stock issuable upon exercise of each outstanding warrant was proportionately reduced such that each warrant is exercisable for 1/10th of one share of common stock following the Reverse Stock Split, and the applicable exercise prices were proportionately increased, as applicable. Accordingly, the number of warrants outstanding has not been retrospectively adjusted or recast in the consolidated financial statements. No fractional shares were issued in connection with the Reverse Stock Split, and cash was paid in lieu of fractional shares.